OTHER FINANCIAL INCOME AND EXPENSES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Financial Income And Cost [Abstract]
Loan settlement	$ 0	$ 4,313	$ 0